Condensed Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance, beginning of period (in shares) at Mar. 31, 2023			1,025
Balance, beginning of period at Mar. 31, 2023		$ 4,051	$ 2	$ 1,216	$ 376	$ 2,457
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		82				82
Net change in fair value of the effective portion of designated cash flow hedges, net of tax		(1)			(1)
Foreign currency translation adjustments, net of tax		13			13
Share-based compensation cost		$ 639		639
Issuance of vested shares from share-based payment arrangements (in shares)			5
Tax withholding on vested shares from share-based payment arrangements (in shares)		(2)
Tax withholding on vested shares from share-based payment arrangements		$ (111)		(111)
Reclassification of RSU awards previously liability-classified	[1]	343		343
Distribution to majority ordinary shareholder related to Pelion IOT Limited		(12)				(12)
Balance, ending of period (in shares) at Dec. 31, 2023			1,028
Balance, ending of period at Dec. 31, 2023		5,004	$ 2	2,087	388	2,527
Balance, beginning of period (in shares) at Sep. 30, 2023			1,025
Balance, beginning of period at Sep. 30, 2023		4,773	$ 2	1,979	352	2,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		87				87
Net change in fair value of the effective portion of designated cash flow hedges, net of tax		13			13
Foreign currency translation adjustments, net of tax		23			23
Share-based compensation cost		196		196
Issuance of vested shares from share-based payment arrangements (in shares)			5
Tax withholding on vested shares from share-based payment arrangements (in shares)			(2)
Tax withholding on vested shares from share-based payment arrangements		(88)		(88)
Balance, ending of period (in shares) at Dec. 31, 2023			1,028
Balance, ending of period at Dec. 31, 2023		$ 5,004	$ 2	2,087	388	2,527
Balance, beginning of period (in shares) at Mar. 31, 2024		1,040	1,040
Balance, beginning of period at Mar. 31, 2024		$ 5,295	$ 2	2,171	371	2,751
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		582				582
Net change in fair value of the effective portion of designated cash flow hedges, net of tax		(10)			(10)
Foreign currency translation adjustments, net of tax		(16)			(16)
Share-based compensation cost		627		627
Issuance of vested shares from share-based payment arrangements (in shares)			14
Tax withholding on vested shares from share-based payment arrangements		$ (59)		(59)
Balance, ending of period (in shares) at Dec. 31, 2024		1,054	1,054
Balance, ending of period at Dec. 31, 2024		$ 6,419	$ 2	2,739	345	3,333
Balance, beginning of period (in shares) at Sep. 30, 2024			1,051
Balance, beginning of period at Sep. 30, 2024		6,012	$ 2	2,519	410	3,081
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		252				252
Net change in fair value of the effective portion of designated cash flow hedges, net of tax		(25)			(25)
Foreign currency translation adjustments, net of tax		(40)			(40)
Share-based compensation cost		227		227
Issuance of vested shares from share-based payment arrangements (in shares)			3
Tax withholding on vested shares from share-based payment arrangements		$ (7)		(7)
Balance, ending of period (in shares) at Dec. 31, 2024		1,054	1,054
Balance, ending of period at Dec. 31, 2024		$ 6,419	$ 2	$ 2,739	$ 345	$ 3,333

[1]	Includes approximately $212 million of share-based compensation cost recognized in the nine months ended December 31, 2023 for RSU awards previously liability-classified.